Segmented disclosure (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	$ 31,286	$ 86,306
Long-term Assets
Assets held for sale	154,452	154,452
Liabilities
Current liabilities	500,132	868,023
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	20,000	19,000
Long-term Assets
Assets held for sale
Resource properties
Property deposit
Other	10,000	9,000
Liabilities
Current liabilities	(112,000)	(77,000)
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	11,000	67,000
Long-term Assets
Assets held for sale	154,000	154,000
Resource properties	544,000	594,000
Property deposit	111,000
Other
Liabilities
Current liabilities	(388,000)	(791,000)
Total [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets	31,000	86,000
Long-term Assets
Assets held for sale	154,000	154,000
Resource properties	544,000	594,000
Property deposit	111,000
Other	10,000	9,000
Liabilities
Current liabilities	$ (500,000)	$ (868,000)